Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December 31, 2022	June 30, 2022
	(Unaudited)
Copyrights of online education academy courses	$32,198,770	$32,198,770
Less: Accumulated amortization	(9,339,176)	(6,631,812)
Intangible assets, net	$22,859,594	$25,566,958